INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Inventories [Line Items]
Total inventories	$ 36,696	$ 66,365
Packaging and supplies	6,023	11,848
Plants in drying stage
Inventories [Line Items]
Total inventories	2,690	3,877
Dry Cannabis
Inventories [Line Items]
Available for packaging	15,039	20,932
Packaged inventory	5,671	5,663
Flower and trim available for extraction
Inventories [Line Items]
Total inventories	785	1,911
Concentrated extract
Inventories [Line Items]
Total inventories	3,742	19,382
Formulated Extracts
Inventories [Line Items]
Available for packaging	623	1,481
Packaged inventory	2,123	1,271
CAPITALIZED COST
Inventories [Line Items]
Total inventories	27,023	46,958
Packaging and supplies	6,023	11,848
CAPITALIZED COST | Plants in drying stage
Inventories [Line Items]
Total inventories	1,387	2,036
CAPITALIZED COST | Dry Cannabis
Inventories [Line Items]
Available for packaging	9,736	13,124
Packaged inventory	3,922	3,707
CAPITALIZED COST | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	456	849
CAPITALIZED COST | Concentrated extract
Inventories [Line Items]
Total inventories	3,009	13,252
CAPITALIZED COST | Formulated Extracts
Inventories [Line Items]
Available for packaging	462	1,097
Packaged inventory	2,028	1,045
FAIR VALUE ADJUSTMENT
Inventories [Line Items]
Total inventories	9,673	19,407
Packaging and supplies	0	0
FAIR VALUE ADJUSTMENT | Plants in drying stage
Inventories [Line Items]
Total inventories	1,303	1,841
FAIR VALUE ADJUSTMENT | Dry Cannabis
Inventories [Line Items]
Available for packaging	5,303	7,808
Packaged inventory	1,749	1,956
FAIR VALUE ADJUSTMENT | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	329	1,062
FAIR VALUE ADJUSTMENT | Concentrated extract
Inventories [Line Items]
Total inventories	733	6,130
FAIR VALUE ADJUSTMENT | Formulated Extracts
Inventories [Line Items]
Available for packaging	161	384
Packaged inventory	$ 95	$ 226